Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Calculation of Basic and Diluted Earnings Per Share Amounts

	2025				2024					2023
	Per Series		Per Series		Per Series		Per Series		Per Series		Per Series
	“B” Shares		“D” Shares		“B” Shares		“D” Shares		“B” Shares		“D” Shares
(in millions of shares)
Weighted average number of shares for basic earnings per share		9,007.25		7,688.02		9,194.62		8,437.51		9,239.73		8,617.94
Effect of dilution associated with non-vested shares for share based payment plans		6.20		24.80		6.94		27.75		6.69		26.78
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,013.45		7,712.82		9,201.56		8,465.26		9,246.42		8,644.71
Dividend rights per series (see Note 23.1)		100%		125%		100%		125%		100%		125%
Weighted average number of shares further adjusted to reflect dividend rights		9,013.45		9,641.03		9,201.56		10,581.57		9,246.42		10,805.89
Basic earnings per share from continuing operations		0.91		1.25		1.34		1.70		1.67		2.09
Diluted earnings per share from continuing operations		0.91		1.25		1.33		1.69		1.67		2.09
Basic earnings per share from discontinued operations		0.08		0.11		0.01		0.01		1.61		2.02
Diluted earnings per share from discontinued operations		0.08		0.11		0.01		0.01		1.61		2.01
Allocation of earnings, weighted		46.11%		53.89%		46.11%		53.89%		46.11%		53.89%
Net controlling interest income allocated from continuing operations	Ps.	8,234	Ps.	9,623	Ps.	12,275	Ps.	14,345	Ps.	15,425	Ps.	18,026
Net controlling interest income allocated from discontinued operations	Ps.	726	Ps.	848	Ps.	53	Ps.	62	Ps.	14,865	Ps.	17,373